GOING CONCERN (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Prepaid research and development	$ 23,336	$ 128,445
Prepaid rent	0	21,250
Retainer	0	15,000
Other.	2,680	4,179
Prepayments and other current assets	$ 26,016	$ 168,874